Goodwill and Intangible Assets, Net - Schedule Of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	$ 9,900	$ 9,900	$ 9,900
Less accumulated amortization.	(4,402)	(3,920)	(3,278)
Intangible assets, net.	5,498	5,980	6,622
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	4,600	4,600	4,600
Less accumulated amortization.	(1,629)	(1,457)	(1,227)
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	2,500	2,500	2,500
Less accumulated amortization.	(1,771)	(1,583)	(1,333)
PMG customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	600	600	600
Less accumulated amortization.	(177)	(158)	(134)
Complete MD Management Service Agreement
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	2,200	2,200	2,200
Less accumulated amortization.	$ (825)	$ (722)	$ (584)